Accrued Expenses And Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Accrued Expenses And Other Liabilities [Abstract]
Schedule Of Accrued Expenses And Other Liabilities

	2012	2013
Accrued expenses	$33,077	$50,087
Accrued interest	44,257	44,916
Lease deficiency	15,427	13,459
	$92,761	$108,462